Risk management - Disclosure of concentrations, Spain real estate business (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	€ 300,026	€ 283,497	€ 243,203
Spain | Real estate operations in Spain | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,984
Spain | Real estate operations in Spain | Gross carrying amount | Without mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	14
Spain | Real estate operations in Spain | Gross carrying amount | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	2,970
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	976
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | Residential
Disclosure of credit risk exposure [line items]
Financial assets	658
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | Other
Disclosure of credit risk exposure [line items]
Financial assets	318
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	1,981
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Residential
Disclosure of credit risk exposure [line items]
Financial assets	1,913
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Other
Disclosure of credit risk exposure [line items]
Financial assets	68
Spain | Real estate operations in Spain | Gross carrying amount | Land | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	13
Spain | Real estate operations in Spain | Gross carrying amount | Land | Developed consolidated land
Disclosure of credit risk exposure [line items]
Financial assets	9
Spain | Real estate operations in Spain | Gross carrying amount | Land | Other land
Disclosure of credit risk exposure [line items]
Financial assets	€ 4